Subsequent events (Details) individual in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 individual
Disclosure of non-adjusting events after reporting period [line items]
Average percentage of increase to natal airport tarrifs		35.00%
Percentage of increase in air navigation tariffs charged in other airports		301.00%
Total passenger traffic | individual		2.3
Expected passenger traffic as per feasibility study | individual		4.3
Concession Agreement With Uruguayan Government [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total passenger traffic | $	3.3
Level of progress of works up | $	$ 16.0
Progress of works, percentage	80.00%